UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-09617

Merrill Lynch Strategy Series, Inc., including:
 Merrill Lynch Strategy All-Equity Fund
 Merrill Lynch Strategy Long-Term Growth Fund
 Merrill Lynch Strategy Growth and Income Fund

Address:  P.O. Box 9011
          Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Strategy All-Equity Fund, 800 Scudders Mill Road,
Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/02

Date of reporting period: 01/01/02 - 12/31/02

Item 1 - Is shareholder report attached? - Y



(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
December 31, 2002


Merrill Lynch
Strategy
Series, Inc.


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Strategy Series, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH STRATEGY SERIES, INC.


Important Tax Information
(unaudited)


Of the ordinary income distribution paid by Merrill Lynch Strategy Growth and Income Fund of Merrill Lynch Strategy Series, Inc. to shareholders of record on December 19, 2002, 27.73% qualifies for the dividends received deductions for corporations. Additionally, 9.65% of the ordinary income distributions paid by the Merrill Lynch Strategy Growth and Income Fund to shareholders of record on March 12, 2002 and December 19, 2002 is attributable to Federal obligations.

Of the ordinary income distributions paid by Merrill Lynch Strategy Long-Term Growth Fund of Merrill Lynch Strategy Series, Inc. to shareholders of record on March 12, 2002 and December 19, 2002, 4.46% and 83.01%, respectively, qualify for the dividends received deductions for corporations. Additionally, of these distributions, 2.39% is attributable to Federal obligations.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.



Merrill Lynch Strategy Series, Inc., December 31, 2002


DEAR SHAREHOLDER


Fiscal Year in Review
We are pleased to provide you with this annual report for Merrill Lynch Strategy Series, Inc., which consists of three asset-allocation portfolios: Merrill Lynch Strategy Growth and Income Fund, Merrill Lynch Strategy Long-Term Growth Fund and Merrill Lynch Strategy All-Equity Fund. For the fiscal year ended December 31, 2002, Merrill Lynch Strategy Series experienced negative returns, a result of a third consecutive year of falling stock prices. For the year ended December 31, 2002, Merrill Lynch Strategy All Equity Fund's Class A, Class B, Class C and Class D Shares had total returns of -21.88%, -22.82%, -22.82% and -22.27%, respectively.
These returns are in line with the -22.53% return of the Fund's unmanaged benchmark, the Standard & Poor's (S&P) Super Composite 1500 Index for the same period. For the year ended December 31, 2002, Merrill Lynch Strategy Long-Term Growth Fund's Class A, Class B, Class C and Class D Shares had total returns of -15.59%, -16.34%, -16.26% and -15.71%, respectively. These returns compare to the -13.88% return for the Fund's Weighted Index benchmark, which is comprised of 75% of the S&P 1500 Composite Index and 25% of the Merrill Lynch Aggregate Bond Index. Merrill Lynch Strategy Growth and Income Fund's Class A, Class B, Class C and Class D Shares had total returns of -9.04%, -9.98%, -9.97% and -9.20%, respectively. These returns compare to the -7.82% return for the Fund's Weighted Index benchmark, which is comprised of 55% of the S&P 1500 Composite Index and 45% of the Merrill Lynch Aggregate Bond Index. (Investment results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 - 9 of this report to shareholders.)

The Strategy Series consists of three asset allocation funds. Accordingly, the investment approach is to focus on macroinvesting decisions: stocks versus bonds, large cap stocks versus small cap stocks, value stocks versus growth stocks, and domestic stocks versus international stocks. To implement these four decisions, the Funds invest in underlying equity and bond funds that are closely benchmarked against certain unmanaged equity indexes and that track the performance of the unmanaged Lehman Brothers Aggregate Bond Index. As such, the performance of the Funds relative to their respective benchmarks can be explained by three factors: the four macroinvesting decisions; the performance of the underlying funds relative to their tracking index, and fees.

The equity component of each Fund is invested similarly. The Funds benefited from the decision to overweight small cap stocks as stocks of smaller companies fell significantly less than stocks of large companies. Similarly, the decision to invest in international stocks helped the returns of the Funds as the weak dollar boosted the performance of international investments. However, a limited overweight toward equities hurt performance and caused Merrill Lynch Strategy Long-Term Growth Fund and Merrill Lynch Strategy Growth and Income Fund to underperform their Weighted Index benchmarks.


Economic Environment
Looking ahead, we expect modest global growth interest rates for 2003. In the United States, significant fiscal and monetary stimulus should keep the global growth engine moving slowly forward. We do not expect much stimuli from capital expenditure as the global output gap allied to slow ongoing balance sheet repair rules this out.

We see a tug of war through 2003 between high valuation on the one side and slowly improving economic and corporate financing dynamics on the other. Valuations remain a drag on upward progress. While long-term price/earnings multiples have declined significantly, they do not yet represent the type of give-away presence seen after the 1970s bear market.

We believe equities are attractively valued compared to bonds. Our implied growth model firmly suggests that equities are likely to outperform government bonds over the next 18 months. Clearly, investors have become more risk averse in recent times. Corporate scandals, bankruptcies, the bursting of the technology-media-telecommunications boom, extensive write-offs and investment losses are some of the lengthy list of factors pushing up risk premia.

Looking at 2003, some of these concerns seem historic, accounting risk rather than the critical (but relatively transparent) area of pension fund accounting has become yesterday's story. Corporate default rates are passing their peak as capital markets discipline forces weaker businesses to the wall. For 2003, we see three possible malign forces that could drive risk premia up again, namely, political risk, weak nominal growth and global overcapacity. All three are real threats and form a barrier to substantial market appreciation. We suspect that the direction of oil prices will be particularly informative during 2003, given that a rising price would be profoundly anti-equity, reflecting increased political risk and crimping consumption growth, while a weakening price would be an equity-positive move.


In Conclusion
We thank you for your support of Merrill Lynch Strategy Series, Inc., and we look forward to serving your investment needs in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Philip Green)
Philip Green
Senior Vice President and
Portfolio Manager



February 10, 2003



Merrill Lynch Strategy Series, Inc., December 31, 2002


PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds' Investment Adviser voluntarily waived a portion of its management and administration fees and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Funds' overall performance would have been lower.



Growth and
Income Fund's
Class A and
Class B Shares


Total Return
Based on a $10,000
Investment


A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy Growth and Income Fund++ Class A and Class B Shares* compared to a similar investment in Weighted Index++++.
Values illustrated are as follows :


Merrill Lynch Strategy Growth and Income Fund++
Class A Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,950.00
December 2001                   $ 8,531.00
December 2002                   $ 7,760.00


Merrill Lynch Strategy Growth and Income Fund++
Class B Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,395.00
December 2001                   $ 8,859.00
December 2002                   $ 7,975.00


Weighted Index++++

Date                              Value

6/30/2000**                     $10,000.00
December 2000                   $ 9,930.00
December 2001                   $ 9,728.00
December 2002                   $ 8,967.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.
++++This weighted Index is comprised of 55% of the unmanaged Standard &Poor's Super Composite 1500 Index, which represents 87% of the total U.S. equity market capitalization, and 45% of the Merrill Lynch Aggregate Bond Index Fund Class A Shares, which invests in a portfolio of a statistically selected sample of fixed income securities and other types of financial instruments. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.



Growth and
Income Fund's
Class A and
Class B Shares


Average Annual
Total Return


                                   % Return Without   % Return With
Class A Shares*                      Sales Charge     Sales Charge**

One Year Ended 12/31/02                    -9.04%        -13.81%
Inception (6/2/00) through 12/31/02        -7.48         - 9.40

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                   % Return Without   % Return With
Class B Shares*                      Sales Charge     Sales Charge**

One Year Ended 12/31/02                    -9.98%        -13.47%
Inception (6/2/00) through 12/31/02        -8.39         - 9.41

*Maximum contingent deferred sales charge is 4% and reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



Growth and
Income Fund's
Class C and
Class D Shares


Total Return
Based on a $10,000
Investment


A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy Growth and Income Fund++ Class C and Class D Shares* compared to a similar investment in Weighted Index++++.
Values illustrated are as follows :


Merrill Lynch Strategy Growth and Income Fund++
Class C Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,374.00
December 2001                   $ 8,842.00
December 2002                   $ 7,961.00


Merrill Lynch Strategy Growth and Income Fund++
Class D Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,941.00
December 2001                   $ 8,491.00
December 2002                   $ 7,710.00


Weighted Index++++

Date                              Value

6/30/2000**                     $10,000.00
December 2000                   $ 9,930.00
December 2001                   $ 9,728.00
December 2002                   $ 8,967.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.
++++This weighted Index is comprised of 55% of the unmanaged Standard &Poor's Super Composite 1500 Index, which represents 87% of the total U.S. equity market capitalization, and 45% of the Merrill Lynch Aggregate Bond Index Fund Class A Shares, which invests in a portfolio of a statistically selected sample of fixed income securities and other types of financial instruments. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.



Growth and
Income Fund's
Class C and
Class D Shares


Average Annual
Total Return


                                         % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

One Year Ended 12/31/02                    -9.97%        -10.84%
Inception (6/2/00) through 12/31/02        -8.46         - 8.46

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                        % Return        % Return
Class D Shares*                        Without CDSC    With CDSC**

One Year Ended 12/31/02                    -9.20%        -13.97%
Inception (6/2/00) through 12/31/02        -7.68         - 9.59

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Merrill Lynch Strategy Series, Inc., December 31, 2002


PERFORMANCE DATA (continued)


Long-Term
Growth Fund's
Class A and
Class B Shares


Total Return
Based on a $10,000
Investment


A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy Long-Term Growth Fund++ Class A and Class B Shares* compared to a similar investment in Weighted Index++++.
Values illustrated are as follows :


Merrill Lynch Strategy Long-Term Growth Fund++
Class A Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,628.00
December 2001                   $ 7,889.00
December 2002                   $ 6,659.00


Merrill Lynch Strategy Long-Term Growth Fund++
Class B Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,047.00
December 2001                   $ 7,868.00
December 2002                   $ 6,583.00


Weighted Index++++

Date                              Value

6/30/2000**                     $10,000.00
December 2000                   $ 9,930.00
December 2001                   $ 9,728.00
December 2002                   $ 7,817.00

*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.
++++This weighted Index is comprised of 75% of the unmanaged Standard & Poor's Super Composite 1500 Index, which represents 87% of the total U.S. equity market capitalization, and 25% of Merrill Lynch Aggregate Bond Index Fund Class A Shares, which invests in a portfolio of a statistically selected sample of fixed income securities and other types of financial instruments. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.



Long-Term
Growth Fund's
Class A and
Class B Shares


Average Annual
Total Return



                                   % Return Without   % Return With
Class A Shares*                      Sales Charge     Sales Charge**

One Year Ended 12/31/02                   -15.59%        -20.02%
Inception (6/2/00) through 12/31/02       -12.73         -14.54

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                   % Return Without   % Return With
Class B Shares*                      Sales Charge     Sales Charge**

One Year Ended 12/31/02                   -16.34%        -19.67%
Inception (6/2/00) through 12/31/02       -13.60         -14.61

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



Long-Term
Growth Fund's
Class C and
Class D Shares


Total Return
Based on a $10,000
Investment


A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy Long-Term Growth Fund++ Class C and Class D Shares* compared to a similar investment in Weighted Index++++.
Values illustrated are as follows :


Merrill Lynch Strategy Long-Term Growth Fund++
Class C Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,052.00
December 2001                   $ 8,192.00
December 2002                   $ 6,860.00


Merrill Lynch Strategy Long-Term Growth Fund++
Class D Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,616.00
December 2001                   $ 7,866.00
December 2002                   $ 6,630.00


Weighted Index++++

Date                              Value

6/30/2000**                     $10,000.00
December 2000                   $ 9,930.00
December 2001                   $ 9,728.00
December 2002                   $ 7,817.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.
++++This weighted Index is comprised of 75% of the unmanaged Standard & Poor's Super Composite 1500 Index, which represents 87% of the total U.S. equity market capitalization, and 25% of Merrill Lynch Aggregate Bond Index Fund Class A Shares, which invests in a portfolio of a statistically selected sample of fixed income securities and other types of financial instruments. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.



Long-Term
Growth Fund's
Class C and
Class D Shares


Average Annual
Total Return


                                         % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

One Year Ended 12/31/02                   -16.26%        -17.10%
Inception (6/2/00) through 12/31/02       -13.59         -13.59

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
Class D Shares*                      Sales Charge     Sales Charge**

One Year Ended 12/31/02                   -15.71%        -20.13%
Inception (6/2/00) through 12/31/02       -12.92         -14.72

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



All-Equity Fund's
Class A and
Class B Shares


Total Return
Based on a $10,000
Investment


A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy All-Equity Fund++ Class A and Class B Shares* compared to a similar investment in Standard & Poor's Super
Composite 1500 Index++++. Values illustrated are as follows :


Merrill Lynch Strategy All-Equity Fund++
Class A Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,357.00
December 2001                   $ 7,296.00
December 2002                   $ 5,700.00


Merrill Lynch Strategy All-Equity Fund++
Class B Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 8,770.00
December 2001                   $ 7,580.00
December 2002                   $ 5,850.00


Standard & Poor's Super Composite 1500 Index++++

Date                              Value

6/30/2000**                     $10,000.00
December 2000                   $ 9,266.00
December 2001                   $ 8,294.00
December 2002                   $ 6,425.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund invests in a mix of underlying mutual funds managed or distributed by the investment adviser or one of its affiliates. ++++This unmanaged broad-based Index is comprised of common stocks, representing 87% of the total U.S. equity market capitalization. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.



All-Equity Fund's
Class A and
Class B Shares


Average Annual
Total Return



                                   % Return Without   % Return With
Class A Shares*                      Sales Charge     Sales Charge**

One Year Ended 12/31/02                   -21.88%        -25.98%
Inception (6/2/00) through 12/31/02       -17.96         -19.65

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                  % Return Without    % Return With
Class B Shares*                      Sales Charge     Sales Charge**

One Year Ended 12/31/02                   -22.82%        -25.91%
Inception (6/2/00) through 12/31/02       -18.76         -19.71

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.




Merrill Lynch Strategy Series, Inc., December 31, 2002


PERFORMANCE DATA (concluded)


All-Equity Fund's
Class C and
Class D Shares


Total Return
Based on a $10,000
Investment


A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy All-Equity Fund++ Class C and Class D Shares* compared to a similar investment in Standard & Poor's Super
Composite 1500 Index++++. Values illustrated are as follows :


Merrill Lynch Strategy All-Equity Fund++
Class C Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 8,770.00
December 2001                   $ 7,580.00
December 2002                   $ 5,850.00


Merrill Lynch Strategy All-Equity Fund++
Class D Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,347.00
December 2001                   $ 7,276.00
December 2002                   $ 5,656.00


Standard & Poor's Super Composite 1500 Index++++

Date                              Value

6/30/2000**                     $10,000.00
December 2000                   $ 9,266.00
December 2001                   $ 8,294.00
December 2002                   $ 6,425.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund invests in a mix of underlying mutual funds managed or distributed by the investment adviser or one of its affiliates. ++++This unmanaged broad-based Index is comprised of common stocks, representing 87% of the total U.S. equity market capitalization. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.



All-Equity Fund's
Class C and
Class D Shares


Average Annual
Total Return


                                         % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

One Year Ended 12/31/02                   -22.82%        -23.59%
Inception (6/2/00) through 12/31/02       -18.76         -18.76

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return       % Return
Class D Shares*                        Without CDSC    With CDSC**

One Year Ended 12/31/02                   -22.27%        -26.35%
Inception (6/2/00) through 12/31/02       -18.12         -19.81

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Recent
Performance
Results*

                                                                                                       Since
                                                                       6-Month         12-Month      Inception
As of December 31, 2002                                              Total Return    Total Return   Total Return
                                                                                        <C.
ML Strategy Series, Inc. Growth and Income Fund Class A Shares          - 4.09%         - 9.04%        -18.19%
ML Strategy Series, Inc. Growth and Income Fund Class B Shares          - 4.37          - 9.98         -20.25
ML Strategy Series, Inc. Growth and Income Fund Class C Shares          - 4.46          - 9.97         -20.39
ML Strategy Series, Inc. Growth and Income Fund Class D Shares          - 4.03          - 9.20         -18.63
ML Strategy Series, Inc. Long-Term Growth Fund Class A Shares           - 7.70          -15.59         -29.64
ML Strategy Series, Inc. Long-Term Growth Fund Class B Shares           - 8.25          -16.34         -31.43
ML Strategy Series, Inc. Long-Term Growth Fund Class C Shares           - 8.16          -16.26         -31.40
ML Strategy Series, Inc. Long-Term Growth Fund Class D Shares           - 7.83          -15.71         -30.03
ML Strategy Series, Inc. All-Equity Fund Class A Shares                 -12.15          -21.88         -40.00
ML Strategy Series, Inc. All-Equity Fund Class B Shares                 -12.56          -22.82         -41.50
ML Strategy Series, Inc. All-Equity Fund Class C Shares                 -12.56          -22.82         -41.50
ML Strategy Series, Inc. All-Equity Fund Class D Shares                 -12.21          -22.27         -40.30

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.



Merrill Lynch Strategy Series, Inc., December 31, 2002


SCHEDULE OF INVESTMENTS                                                                                   (in U.S. Dollars)
                                                                                                                  Value
Growth and     Underlying Equity   Master International Index Series++                                       $    1,972,935
Income Fund    Funds--52.7%        Master Mid Cap Index Series++                                                  2,592,709
                                   Master S&P 500 Index Series++                                                 13,317,436
                                   Master Small Cap Index Series++                                                2,393,648

                                   Total Investments in Underlying Equity Funds (Cost--$30,775,910)              20,276,728


               Underlying Fixed    Master Aggregate Bond Index Series++                                          18,057,541
               Income
               Funds--47.0%


                                   Total Investments in Underlying Fixed Income Funds (Cost--$16,413,088)        18,057,541


               Short-Term          Merrill Lynch Liquidity Series, LLC Cash Sweep Series I++                        605,000
               Investments--1.6%

                                   Total Short-Term Investments (Cost--$605,000)                                    605,000


                                   Total Investments (Cost--$47,793,998)--101.3%                                 38,939,269
                                   Liabilities in Excess of Other Assets--(1.3%)                                  (485,683)
                                                                                                             --------------
                                   Net Assets--100.0%                                                        $   38,453,586
                                                                                                             ==============


++Investments in companies considered to be an affiliate of the Corporation (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:


                                                                      Profit
Affiliate                             Contributions   Withdrawals     (Loss)

Master Aggregate Bond Index Series         --      $(22,300,000)  $  3,168,859
Master International Index Series     $ 5,230,139  $ (2,300,000)  $  (957,203)
Master Mid Cap Index Series           $ 7,745,000  $ (3,950,000)  $(1,202,290)
Master S&P 500 Index Series           $44,000,000  $(21,500,000)  $(9,182,570)
Master Small Cap Index Series         $ 7,800,000  $ (3,900,000)  $(1,506,135)
Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                $  605,000*       N/A       $        901

*Represents net contributions.

See Notes to Financial Statements.



                                                                                                                  Value
Long-Term      Underlying Equity   Master International Index Series++                                       $    4,907,259
Growth Fund    Funds--75.6%        Master Mid Cap Index Series++                                                  4,800,561
                                   Master S&P 500 Index Series++                                                 30,993,720
                                   Master Small Cap Index Series++                                                5,005,266

                                   Total Investments in Underlying Equity Funds (Cost--$56,523,515)              45,706,806


               Underlying Fixed    Master Aggregate Bond Index Series++                                          14,594,933
               Income
               Funds--24.1%

                                   Total Investments in Underlying Fixed Income Funds (Cost--$13,831,169)        14,594,933


               Short-Term          Merrill Lynch Liquidity Series, LLC Cash Sweep Series I++                        169,218
               Investments--0.3%

                                   Total Short-Term Investments (Cost--$169,218)                                    169,218

                                   Total Investments (Cost--$70,523,902)--100.0%                                 60,470,957
                                   Liabilities in Excess of Other Assets--0.0%                                     (12,357)
                                                                                                             --------------
                                   Net Assets--100.0%                                                        $   60,458,600
                                                                                                             ==============



++Investments in companies considered to be an affiliate of the Corporation (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                     Profit
Affiliate                             Contributions   Withdrawals    (Loss)

Master Aggregate Bond Index Series         --      $ (2,410,000)  $  1,455,148
Master International Index Series     $ 6,285,346  $   (500,000)  $  (878,091)
Master Mid Cap Index Series           $ 7,540,000  $ (1,458,000)  $(1,281,441)
Master S&P 500 Index Series           $45,870,000  $ (5,083,000)  $(9,793,277)
Master Small Cap Index Series         $ 6,700,000  $   (333,000)  $(1,361,285)
Merrill Lynch Liquidity Series, LLC
  Cash Sweep Series I                 $  169,218*        N/A      $      1,335

*Represents net contributions.

See Notes to Financial Statements.



                                                                                                                  Value
All-Equity     Underlying Equity   Master International Index Series++                                       $    4,653,620
Fund           Funds--99.8%        Master Mid Cap Index Series++                                                  4,274,273
                                   Master S&P 500 Index Series++                                                 30,791,090
                                   Master Small Cap Index Series++                                                4,512,243

                                   Total Investments (Cost--$54,934,976)--99.8%                                  44,231,226
                                   Other Assets Less Liabilities--0.2%                                              102,904
                                                                                                             --------------
                                   Net Assets--100.0%                                                        $   44,334,130
                                                                                                             ==============


++Investments in companies considered to be an affiliate of the Corporation (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

Affiliate                             Contributions  Withdrawals      Loss

Master International Index Series     $ 5,550,328       --        $  (896,704)
Master Mid Cap Index Series           $ 7,000,000  $ (1,400,000)  $(1,325,724)
Master S&P 500 Index Series           $43,250,000  $ (3,000,000)  $(9,458,907)
Master Small Cap Index Series         $ 7,000,000  $ (1,000,000)  $(1,487,349)

*Represents net contributions.

See Notes to Financial Statements.


Merrill Lynch Strategy Series, Inc., December 31, 2002


STATEMENTS OF ASSETS AND LIABILITIES

                                                                               Growth and       Long-Term
                                                                                 Income           Growth        All-Equity
                As of December 31, 2002                                           Fund             Fund            Fund
Assets:         Investments, at value*                                       $  38,939,269   $  60,470,957    $  44,231,226
                Receivables:
                   Securities sold                                                      --              --          600,000
                   Capital shares sold                                              32,930         129,634           60,991
                   Interest                                                            886           1,316               75
                Prepaid registration fees and other assets                          20,308          18,101           18,373
                                                                             -------------   -------------    -------------
                Total assets                                                    38,993,393      60,620,008       44,910,665
                                                                             -------------   -------------    -------------


Liabilities:    Payables:
                   Capital shares redeemed                                         150,367          66,459          133,676
                   Custodian bank                                                       --              --          345,444
                   Securities purchased                                            300,000              --               --
                   Distributor                                                      24,955          25,545           29,458
                   Administrative fees                                              11,998          19,159           14,019
                   Investment adviser                                                5,142           8,211            6,008
                Accrued expenses and other liabilities                              47,345          42,034           47,930
                                                                             -------------   -------------    -------------
                Total liabilities                                                  539,807         161,408          576,535
                                                                             -------------   -------------    -------------


Net Assets:     Net assets                                                   $  38,453,586   $  60,458,600    $  44,334,130
                                                                             =============   =============    =============


Net Assets      Class A Common Stock, $.0001 par value, 166,666,667
Consist of:     authorized                                                   $         129   $         462    $         186
                Class B Common Stock, $.0001 par value, 166,666,667
                authorized                                                             140             137              241
                Class C Common Stock, $.0001 par value, 166,666,667
                authorized                                                             224             277              313
                Class D Common Stock, $.0001 par value, 166,666,667
                authorized                                                              14              12               14
                Paid-in capital in excess of par                                58,843,536      82,456,902       75,846,854
                                                                             -------------   -------------    -------------
                Accumulated distributions in excess of investment
                income--net                                                       (37,786)         (5,220)               --
                Accumulated investment loss--net                                        --              --          (6,186)
                Accumulated realized capital losses on investments--net       (11,497,942)    (11,941,025)     (20,803,542)
                Unrealized depreciation on investments--net                    (8,854,729)    (10,052,945)     (10,703,750)
                                                                             -------------   -------------    -------------
                Total accumulated losses--net                                 (20,390,457)    (21,999,190)     (31,513,478)
                                                                             -------------   -------------    -------------
                Net assets                                                   $  38,453,586   $  60,458,600    $  44,334,130
                                                                             =============   =============    =============


Net Asset       Class A:
Value:             Net assets                                                $   9,774,619   $  31,451,863    $  11,135,033
                                                                             =============   =============    =============
                   Shares outstanding                                            1,288,449       4,618,248        1,855,242
                                                                             =============   =============    =============
                   Net asset value                                           $        7.59   $        6.81    $        6.00
                                                                             =============   =============    =============
                Class B:
                   Net assets                                                $  10,637,492   $   9,340,352    $  14,066,899
                                                                             =============   =============    =============
                   Shares outstanding                                            1,402,811       1,369,516        2,405,743
                                                                             =============   =============    =============
                   Net asset value                                           $        7.58   $        6.82    $        5.85
                                                                             =============   =============    =============
                Class C:
                   Net assets                                                $  16,999,900   $  18,852,288    $  18,326,601
                                                                             =============   =============    =============
                   Shares outstanding                                            2,244,565       2,769,948        3,134,822
                                                                             =============   =============    =============
                   Net asset value                                           $        7.57   $        6.81    $        5.85
                                                                             =============   =============    =============
                Class D:
                   Net assets                                                $   1,041,575   $     814,097    $     805,597
                                                                             =============   =============    =============
                   Shares outstanding                                              137,012         119,416          135,047
                                                                             =============   =============    =============
                   Net asset value                                           $        7.60   $        6.82    $        5.97
                                                                             =============   =============    =============


                *Identified cost                                             $  47,793,998   $  70,523,902    $  54,934,976
                                                                             =============   =============    =============

See Notes to Financial Statements.



Merrill Lynch Strategy Series, Inc., December 31, 2002


STATEMENTS OF OPERATIONS

                                                                               Growth and       Long-Term
                                                                                 Income           Growth        All-Equity
                For the Year Ended December 31, 2002                              Fund             Fund            Fund
Investment      Interest from short-term investments                         $      43,748   $      45,393    $      46,130
Income:         Net investment income allocated from Underlying Funds            2,241,415       1,467,350          629,010
                                                                             -------------   -------------    -------------
                Total income and net investment income from Underlying Funds     2,285,163       1,512,743          675,140
                                                                             =============   =============    =============


Expenses:       Administrative fees                                                270,936         249,976          194,510
                Account maintenance and distribution fees--Class C                 190,191         221,328          231,024
                Account maintenance and distribution fees--Class B                 123,199         118,089          182,376
                Accounting services                                                108,016         105,379           94,091
                Investment advisory fees                                           116,115         107,133           83,361
                Professional fees                                                   92,480          87,082           81,013
                Registration fees                                                   62,319          62,793           59,809
                Transfer agent fees--Class C                                        15,964          29,233           48,737
                Transfer agent fees--Class A                                        28,203          39,365           23,351
                Printing and shareholder reports                                    23,248          19,373           21,670
                Transfer agent fees--Class B                                        10,427          15,070           36,597
                Directors' fees and expenses                                         9,705           6,816            6,979
                Custodian fees                                                       5,842           5,904            5,935
                Account maintenance fees--Class D                                    3,015           2,351            2,870
                Offering costs                                                          --              --            4,966
                Transfer agent fees--Class D                                           826           1,012            1,998
                Other                                                               12,172          11,154           11,589
                                                                             -------------   -------------    -------------
                Total expenses before reimbursement                              1,072,658       1,082,058        1,090,876
                Reimbursement of expenses                                        (107,729)       (140,226)        (155,582)
                                                                             -------------   -------------    -------------
                Total expenses after reimbursement                                 964,929         941,832          935,294
                                                                             -------------   -------------    -------------
                Investment income (loss)--net                                    1,320,234         570,911        (260,154)
                                                                             -------------   -------------    -------------


Realized &      Realized loss on investments--net                              (3,831,444)     (3,540,849)      (8,455,846)
Unrealized      Realized loss allocated from Underlying Funds--net             (2,471,553)     (2,981,591)      (3,090,042)
Gain (Loss)     Change in unrealized appreciation/depreciation on
on Investments  investments--net                                                 4,220,040       3,641,908        7,985,743
--Net:          Change in unrealized appreciation/depreciation
                from Underlying Funds--net                                     (9,457,614)    (10,335,796)     (10,703,661)
                                                                             -------------   -------------    -------------
                Total realized and unrealized loss on investments
                and allocated from Underlying Funds--net                      (11,540,571)    (13,216,328)     (14,263,806)
                                                                             -------------   -------------    -------------
                Net Decrease in Net Assets Resulting from Operations         $(10,220,337)   $(12,645,417)    $(14,523,960)
                                                                             =============   =============    =============

See Notes to Financial Statements.



STATEMENTS OF CHANGES IN NET ASSETS

                                                                Growth and Income Fund           Long-Term Growth Fund
                                                                  For the Year Ended               For the Year Ended
                                                                     December 31,                     December 31,
                Increase (Decrease) in Net Assets:               2002             2001             2002             2001
Operations:     Investment income (loss)--net               $   1,320,234    $   1,579,450   $     570,911    $     398,609
                Realized loss on investments--net             (3,831,444)      (4,708,358)     (3,540,849)      (4,914,844)
                Realized gain (loss) allocated from
                Underlying Funds--net                         (2,471,553)          246,687     (2,981,591)          159,104
                Change in unrealized appreciation/
                depreciation on investments--net                4,220,040      (2,814,188)       3,641,908      (1,191,668)
                Change in unrealized appreciation/
                depreciation allocated from Underlying
                Funds--net                                    (9,457,614)          117,316    (10,335,796)           83,244
                                                            -------------    -------------   -------------    -------------
                Net decrease in net assets resulting
                from operations                              (10,220,337)      (5,579,093)    (12,645,417)      (5,465,555)
                                                            -------------    -------------   -------------    -------------


Dividends to    Investment income--net:
Shareholders:      Class A                                      (417,247)      (1,187,460)       (485,016)        (386,893)
                   Class B                                      (338,488)        (149,974)        (21,244)            (966)
                   Class C                                      (542,461)        (225,345)        (65,423)          (8,343)
                   Class D                                       (39,230)         (25,704)         (9,893)          (8,091)
                                                            -------------    -------------   -------------    -------------
                Net decrease in net assets resulting
                from dividends to shareholders                (1,337,426)      (1,588,483)       (581,576)        (404,293)
                                                            -------------    -------------   -------------    -------------


Capital Share   Net increase (decrease) in net assets
Transactions:   derived from capital share transactions      (48,420,629)       79,147,174     (8,537,906)       56,699,244
                                                            -------------    -------------   -------------    -------------


Net Assets:     Total increase (decrease) in net assets      (59,978,392)       71,979,598    (21,764,899)       50,829,396
                Beginning of year                              98,431,978       26,452,380      82,223,499       31,394,103
                                                            -------------    -------------   -------------    -------------
                End of year*                                $  38,453,586    $  98,431,978   $  60,458,600    $  82,223,499
                                                            =============    =============   =============    =============


                *Accumulated distributions in excess of
                investment income--net/accumulated
                investment loss--net                        $    (37,786)    $    (40,377)   $     (5,220)    $    (14,712)
                                                            =============    =============   =============    =============





                                                                                                    All-Equity Fund
                                                                                                   For the Year Ended
                                                                                                      December 31,
                Increase (Decrease) in Net Assets:                                                  2002            2001
Operations:     Investment income (loss)--net                                                $   (260,154)    $   (410,340)
                Realized loss on investments--net                                              (8,455,846)      (7,215,371)
                Realized gain (loss) allocated from Underlying Funds--net                      (3,090,042)               --
                Change in unrealized appreciation/depreciation on investments--net               7,985,743      (2,269,234)
                Change in unrealized appreciation/depreciationallocated from
                Underlying Funds--net                                                         (10,703,661)               --
                                                                                             -------------    -------------
                Net decrease in net assets resulting from operations                          (14,523,960)      (9,894,945)
                                                                                             -------------    -------------


Dividends to    Investment income--net:
Shareholders:      Class A                                                                              --               --
                   Class B                                                                              --               --
                   Class C                                                                              --               --
                   Class D                                                                              --               --
                                                                                             -------------    -------------
                Net decrease in net assets resulting from dividends to shareholders                     --               --
                                                                                             -------------    -------------


Capital Share   Net increase (decrease) in net assets derived from capital share
Transactions:   transactions                                                                  (10,167,601)       18,563,811
                                                                                             -------------    -------------


Net Assets:     Total increase (decrease) in net assets                                       (24,691,561)        8,668,866
                Beginning of year                                                               69,025,691       60,356,825
                                                                                             -------------    -------------
                End of year*                                                                 $  44,334,130    $  69,025,691
                                                                                             =============    =============


                *Accumulated distributions in excess of investment
                income--net/accumulated investment loss--net                                 $     (6,186)               --
                                                                                             =============    =============

See Notes to Financial Statements.



Merrill Lynch Strategy Series, Inc., December 31, 2002


FINANCIAL HIGHLIGHTS

                                                                                          Growth and Income Fund
                                                                                                Class A***
The following per share data and ratios have been derived from                         For the               For the Period
information provided in the financial statements.                                    Year Ended              June 2, 2000++
                                                                                     December 31,             to Dec. 31,
Decrease in Net Asset Value:                                                      2002             2001           2000
Per Share       Net asset value, beginning of period                         $        8.72   $        9.33    $       10.00
Operating                                                                    -------------   -------------    -------------
Performance:    Investment income--net                                            .16+++++        .20+++++              .11
                Realized and unrealized loss on investments--net                     (.96)           (.64)            (.67)
                                                                             -------------   -------------    -------------
                Total from investment operations                                     (.80)           (.44)            (.56)
                                                                             -------------   -------------    -------------
                Less dividends:
                   Investment income--net                                            (.33)           (.17)            (.11)
                   In excess of investment income--net                                  --              --           --++++
                                                                             -------------   -------------    -------------
                Total dividends                                                      (.33)           (.17)            (.11)
                                                                             -------------   -------------    -------------
                Net asset value, end of period                               $        7.59   $        8.72    $        9.33
                                                                             =============   =============    =============

Total           Based on net asset value per share                                 (9.04%)         (4.68%)       (5.54%)+++
Investment                                                                   =============   =============    =============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                  .79%            .30%            .32%*
Average                                                                      =============   =============    =============
Net Assets:     Expenses++++++                                                        .94%            .81%           1.92%*
                                                                             =============   =============    =============
                Investment income--net                                               2.00%           2.17%           2.97%*
                                                                             =============   =============    =============

Supplemental    Net assets, end of period (in thousands)                     $       9,775   $      61,401    $       1,379
Data:                                                                        =============   =============    =============
                Portfolio turnover                                                  86.13%          41.29%           21.61%
                                                                             =============   =============    =============



                                                                                          Growth and Income Fund
                                                                                                 Class B
The following per share data and ratios have been derived from                         For the               For the Period
information provided in the financial statements.                                    Year Ended              June 2, 2000++
                                                                                     December 31,             to Dec. 31,
Decrease in Net Asset Value:                                                      2002             2001           2000
Per Share       Net asset value, beginning of period                         $        8.69   $        9.32    $       10.00
Operating                                                                    -------------   -------------    -------------
Performance:    Investment income--net                                            .10+++++        .11+++++              .07
                Realized and unrealized loss on investments--net                     (.97)           (.64)            (.68)
                                                                             -------------   -------------    -------------
                Total from investment operations                                     (.87)           (.53)            (.61)
                                                                             -------------   -------------    -------------
                Less dividends:
                   Investment income--net                                            (.24)           (.10)            (.07)
                   In excess of investment income--net                                  --              --           --++++
                                                                             -------------   -------------    -------------
                Total dividends                                                      (.24)           (.10)            (.07)
                                                                             -------------   -------------    -------------
                Net asset value, end of period                               $        7.58   $        8.69    $        9.32
                                                                             =============   =============    =============

Total           Based on net asset value per share                                 (9.98%)         (5.70%)       (6.05%)+++
Investment                                                                   =============   =============    =============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                 1.91%           1.31%           1.33%*
Average                                                                      =============   =============    =============
Net Assets:     Expenses++++++                                                       2.03%           1.83%           2.95%*
                                                                             =============   =============    =============
                Investment income--net                                               1.28%           1.33%           1.81%*
                                                                             =============   =============    =============

Supplemental    Net assets, end of period (in thousands)                     $      10,637   $      13,781    $       8,221
Data:                                                                        =============   =============    =============
                Portfolio turnover                                                  86.13%          41.29%           21.61%
                                                                             =============   =============    =============




                                                                                          Growth and Income Fund
                                                                                                 Class C
The following per share data and ratios have been derived from                         For the               For the Period
information provided in the financial statements.                                    Year Ended              June 2, 2000++
                                                                                     December 31,             to Dec. 31,
Decrease in Net Asset Value:                                                      2002             2001           2000
Per Share       Net asset value, beginning of period                         $        8.68   $        9.30    $       10.00
Operating                                                                    -------------   -------------    -------------
Performance:    Investment income--net                                            .10+++++        .12+++++              .07
                Realized and unrealized loss on investments--net                     (.96)           (.65)            (.70)
                                                                             -------------   -------------    -------------
                Total from investment operations                                     (.86)           (.53)            (.63)
                                                                             -------------   -------------    -------------
                Less dividends:
                   Investment income--net                                            (.25)           (.09)            (.07)
                   In excess of investment income--net                                  --              --           --++++
                                                                             -------------   -------------    -------------
                Total dividends                                                      (.25)           (.09)            (.07)
                                                                             -------------   -------------    -------------
                Net asset value, end of period                               $        7.57   $        8.68    $        9.30
                                                                             =============   =============    =============

Total           Based on net asset value per share                                 (9.97%)         (5.68%)       (6.26%)+++
Investment                                                                   =============   =============    =============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                 1.91%           1.31%           1.33%*
Average                                                                      =============   =============    =============
Net Assets:     Expenses++++++                                                       2.04%           1.82%           2.92%*
                                                                             =============   =============    =============
                Investment income--net                                               1.27%           1.35%           1.74%*
                                                                             =============   =============    =============

Supplemental    Net assets, end of period (in thousands)                     $      17,000   $      21,731    $      15,376
Data:                                                                        =============   =============    =============
                Portfolio turnover                                                  86.13%          41.29%           21.61%
                                                                             =============   =============    =============


*Annualized.
**Total investment returns exclude the effects of sales charges.
***Prior to March 28, 2002, Class A Shares were designated Class I
Shares.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2002, the expense ratios of the Underlying Funds ranged from .04% to .08% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was 1.21% to
1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying
Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.



Merrill Lynch Strategy Series, Inc., December 31, 2002


FINANCIAL HIGHLIGHTS (continued)

                                                                                          Growth and Income Fund
                                                                                                Class D***
The following per share data and ratios have been derived from                         For the               For the Period
information provided in the financial statements.                                    Year Ended              June 2, 2000++
                                                                                     December 31,             to Dec. 31,
Decrease in Net Asset Value:                                                      2002             2001           2000
Per Share       Net asset value, beginning of period                         $        8.71   $        9.33    $       10.00
Operating                                                                    -------------   -------------    -------------
Performance:    Investment income--net                                            .16+++++        .21+++++              .10
                Realized and unrealized loss on investments--net                     (.96)           (.68)            (.67)
                                                                             -------------   -------------    -------------
                Total from investment operations                                     (.80)           (.47)            (.57)
                                                                             -------------   -------------    -------------
                Less dividends:
                   Investment income--net                                            (.31)           (.15)            (.10)
                   In excess of investment income--net                                  --              --           --++++
                                                                             -------------   -------------    -------------
                Total dividends                                                      (.31)           (.15)            (.10)
                                                                             -------------   -------------    -------------
                Net asset value, end of period                               $        7.60   $        8.71    $        9.33
                                                                             =============   =============    =============

Total           Based on net asset value per share                                 (9.20%)         (5.03%)       (5.64%)+++
Investment                                                                   =============   =============    =============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                 1.13%            .55%            .57%*
Average                                                                      =============   =============    =============
Net Assets:     Expenses++++++                                                       1.26%           1.06%           2.19%*
                                                                             =============   =============    =============
                Investment income--net                                               1.99%           2.29%           2.68%*
                                                                             =============   =============    =============

Supplemental    Net assets, end of period (in thousands)                     $       1,042   $       1,519    $       1,476
Data:                                                                        =============   =============    =============
                Portfolio turnover                                                  86.13%          41.29%           21.61%
                                                                             =============   =============    =============




                                                                                          Long-Term Growth Fund
                                                                                                Class A***
The following per share data and ratios have been derived from                         For the               For the Period
information provided in the financial statements.                                    Year Ended              June 2, 2000++
                                                                                     December 31,             to Dec. 31,
Decrease in Net Asset Value:                                                      2002             2001           2000
Per Share       Net asset value, beginning of period                         $        8.18   $        9.03    $       10.00
Operating                                                                    -------------   -------------    -------------
Performance:    Investment income--net                                            .10+++++        .07+++++              .06
                Realized and unrealized loss on investments--net                    (1.37)           (.84)            (.96)
                                                                             -------------   -------------    -------------
                Total from investment operations                                    (1.27)           (.77)            (.90)
                                                                             -------------   -------------    -------------
                Less dividends from investment income--net                           (.10)           (.08)            (.07)
                                                                             -------------   -------------    -------------
                Net asset value, end of period                               $        6.81   $        8.18    $        9.03
                                                                             =============   =============    =============

Total           Based on net asset value per share                                (15.59%)         (8.57%)       (8.94%)+++
Investment                                                                   =============   =============    =============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                  .83%            .08%            .09%*
Average                                                                      =============   =============    =============
Net Assets:     Expenses++++++                                                       1.03%            .93%           1.71%*
                                                                             =============   =============    =============
                Investment income--net                                               1.28%            .93%           1.71%*
                                                                             =============   =============    =============

Supplemental    Net assets, end of period (in thousands)                     $      31,452   $      42,512    $       2,538
Data:                                                                        =============   =============    =============
                Portfolio turnover                                                  96.44%          50.96%           23.01%
                                                                             =============   =============    =============




                                                                                          Long-Term Growth Fund
                                                                                                 Class B
The following per share data and ratios have been derived from                         For the               For the Period
information provided in the financial statements.                                    Year Ended              June 2, 2000++
                                                                                     December 31,             to Dec. 31,
Decrease in Net Asset Value:                                                      2002             2001           2000
Per Share       Net asset value, beginning of period                         $        8.17   $        9.02    $       10.00
Operating                                                                    -------------   -------------    -------------
Performance:    Investment income--net                                            .02+++++        .04+++++              .04
                Realized and unrealized loss on investments--net                    (1.35)           (.89)            (.99)
                                                                             -------------   -------------    -------------
                Total from investment operations                                    (1.33)           (.85)            (.95)
                                                                             -------------   -------------    -------------
                Less dividends from investment income--net                           (.02)          --++++            (.03)
                                                                             -------------   -------------    -------------
                Net asset value, end of period                               $        6.82   $        8.17    $        9.02
                                                                             =============   =============    =============

Total           Based on net asset value per share                                (16.34%)         (9.42%)       (9.53%)+++
Investment                                                                   =============   =============    =============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                 1.83%           1.09%           1.10%*
Average                                                                      =============   =============    =============
Net Assets:     Expenses++++++                                                       2.04%           1.92%           2.73%*
                                                                             =============   =============    =============
                Investment income--net                                                .24%            .51%            .72%*
                                                                             =============   =============    =============

Supplemental    Net assets, end of period (in thousands)                     $       9,341   $      14,015    $      11,547
Data:                                                                        =============   =============    =============
                Portfolio turnover                                                  96.44%          50.96%           23.01%
                                                                             =============   =============    =============

*Annualized.
**Total investment returns exclude the effects of sales charges.
***Prior to March 28, 2002, Class D Shares were designated Class A
Shares and Class A Shares were designated Class I Shares.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2002, the expense ratios of the Underlying Funds ranged from .04% to .08% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was 1.21% to
1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying
Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.



Merrill Lynch Strategy Series, Inc., December 31, 2002


FINANCIAL HIGHLIGHTS (continued)

                                                                                          Long-Term Growth Fund
                                                                                                 Class C
The following per share data and ratios have been derived from                         For the               For the Period
information provided in the financial statements.                                    Year Ended              June 2, 2000++
                                                                                     December 31,             to Dec. 31,
Decrease in Net Asset Value:                                                      2002             2001           2000
Per Share       Net asset value, beginning of period                         $        8.16   $        9.02    $       10.00
Operating                                                                    -------------   -------------    -------------
Performance:    Investment income--net                                            .02+++++        .04+++++              .03
                Realized and unrealized loss on investments--net                    (1.35)           (.90)            (.98)
                                                                             -------------   -------------    -------------
                Total from investment operations                                    (1.33)           (.86)            (.95)
                                                                             -------------   -------------    -------------
                Less dividends from investment income--net                           (.02)          --++++            (.03)
                                                                             -------------   -------------    -------------
                Net asset value, end of period                               $        6.81   $        8.16    $        9.02
                                                                             =============   =============    =============

Total           Based on net asset value per share                                (16.26%)         (9.50%)       (9.48%)+++
Investment                                                                   =============   =============    =============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                 1.86%           1.10%           1.10%*
Average                                                                      =============   =============    =============
Net Assets:     Expenses++++++                                                       2.05%           1.92%           2.72%*
                                                                             =============   =============    =============
                Investment income--net                                                .29%            .44%            .64%*
                                                                             =============   =============    =============

Supplemental    Net assets, end of period (in thousands)                     $      18,852   $      24,421    $      15,764
Data:                                                                        =============   =============    =============
                Portfolio turnover                                                  96.44%          50.96%           23.01%
                                                                             =============   =============    =============




                                                                                          Long-Term Growth Fund
                                                                                                Class D***
The following per share data and ratios have been derived from                         For the               For the Period
information provided in the financial statements.                                    Year Ended              June 2, 2000++
                                                                                     December 31,             to Dec. 31,
Decrease in Net Asset Value:                                                      2002             2001           2000
Per Share       Net asset value, beginning of period                         $        8.19   $        9.03    $       10.00
Operating                                                                    -------------   -------------    -------------
Performance:    Investment income--net                                            .08+++++        .11+++++              .07
                Realized and unrealized loss on investments--net                    (1.37)           (.90)            (.98)
                                                                             -------------   -------------    -------------
                Total from investment operations                                    (1.29)           (.79)            (.91)
                                                                             -------------   -------------    -------------
                Less dividends from investment income--net                           (.08)           (.05)            (.06)
                                                                             -------------   -------------    -------------
                Net asset value, end of period                               $        6.82   $        8.19    $        9.03
                                                                             =============   =============    =============

Total           Based on net asset value per share                                (15.71%)         (8.71%)       (9.07%)+++
Investment                                                                   =============   =============    =============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                 1.07%            .33%            .35%*
Average                                                                      =============   =============    =============
Net Assets:     Expenses++++++                                                       1.28%           1.15%           1.97%*
                                                                             =============   =============    =============
                Investment income--net                                               1.04%           1.36%           1.46%*
                                                                             =============   =============    =============

Supplemental    Net assets, end of period (in thousands)                     $         814   $       1,275    $       1,545
Data:                                                                        =============   =============    =============
                Portfolio turnover                                                  96.44%          50.96%           23.01%
                                                                             =============   =============    =============




                                                                                             All-Equity Fund
                                                                                                Class A***
The following per share data and ratios have been derived from                         For the               For the Period
information provided in the financial statements.                                    Year Ended              June 2, 2000++
                                                                                     December 31,             to Dec. 31,
Decrease in Net Asset Value:                                                      2002             2001           2000
Per Share       Net asset value, beginning of period                         $        7.70   $        8.82    $       10.00
Operating                                                                    -------------   -------------    -------------
Performance:    Investment income--net                                            .02+++++        .01+++++              .02
                Realized and unrealized loss on investments--net                    (1.72)          (1.13)           (1.20)
                                                                             -------------   -------------    -------------
                Total from investment operations                                    (1.70)          (1.12)           (1.18)
                                                                             -------------   -------------    -------------
                Net asset value, end of period                               $        6.00   $        7.70    $        8.82
                                                                             =============   =============    =============

Total           Based on net asset value per share                                (21.88%)        (12.70%)      (11.80%)+++
Investment                                                                   =============   =============    =============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                  .93%            .00%            .00%*
Average                                                                      =============   =============    =============
Net Assets:     Expenses++++++                                                       1.20%           1.01%           1.26%*
                                                                             =============   =============    =============
                Investment income--net                                                .32%            .18%            .53%*
                                                                             =============   =============    =============

Supplemental    Net assets, end of period (in thousands)                     $      11,135   $      16,057    $       5,406
Data:                                                                        =============   =============    =============
                Portfolio turnover                                                 118.72%          49.26%           46.57%
                                                                             =============   =============    =============


*Annualized.
**Total investment returns exclude the effects of sales charges.
***Prior to March 28, 2002, Class D Shares were designated Class A
Shares and Class A Shares were designated Class I Shares.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2002, the expense ratios of the Underlying Funds ranged from .04% to .08% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was 1.21% to
1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying
Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.



Merrill Lynch Strategy Series, Inc., December 31, 2002


FINANCIAL HIGHLIGHTS (concluded)

                                                                                             All-Equity Fund
                                                                                                 Class B
The following per share data and ratios have been derived from                         For the               For the Period
information provided in the financial statements.                                    Year Ended              June 2, 2000++
                                                                                     December 31,             to Dec. 31,
Decrease in Net Asset Value:                                                      2002             2001           2000
Per Share       Net asset value, beginning of period                         $        7.58   $        8.77    $       10.00
Operating                                                                    -------------   -------------    -------------
Performance:    Investment loss--net                                            (.05)+++++      (.07)+++++            (.02)
                Realized and unrealized loss on investments--net                    (1.68)          (1.12)           (1.21)
                                                                             -------------   -------------    -------------
                Total from investment operations                                    (1.73)          (1.19)           (1.23)
                                                                             -------------   -------------    -------------
                Net asset value, end of period                               $        5.85   $        7.58    $        8.77
                                                                             =============   =============    =============

Total           Based on net asset value per share                                (22.82%)        (13.57%)      (12.30%)+++
Investment                                                                   =============   =============    =============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                 1.93%           1.00%           1.00%*
Average                                                                      =============   =============    =============
Net Assets:     Expenses++++++                                                       2.21%           2.04%           2.25%*
                                                                             =============   =============    =============
                Investment loss--net                                                (.73%)          (.83%)          (.42%)*
                                                                             =============   =============    =============

Supplemental    Net assets, end of period (in thousands)                     $      14,067   $      22,676    $      24,148
Data:                                                                        =============   =============    =============
                Portfolio turnover                                                 118.72%          49.26%           46.57%
                                                                             =============   =============    =============




                                                                                             All-Equity Fund
                                                                                                 Class C
The following per share data and ratios have been derived from                         For the               For the Period
information provided in the financial statements.                                    Year Ended              June 2, 2000++
                                                                                     December 31,             to Dec. 31,
Decrease in Net Asset Value:                                                      2002             2001           2000
Per Share       Net asset value, beginning of period                         $        7.58   $        8.77    $       10.00
Operating                                                                    -------------   -------------    -------------
Performance:    Investment loss--net                                            (.05)+++++      (.07)+++++            (.02)
                Realized and unrealized loss on investments--net                    (1.68)          (1.12)           (1.21)
                                                                             -------------   -------------    -------------
                Total from investment operations                                    (1.73)          (1.19)           (1.23)
                                                                             -------------   -------------    -------------
                Net asset value, end of period                               $        5.85   $        7.58    $        8.77
                                                                             =============   =============    =============

Total           Based on net asset value per share                                (22.82%)        (13.57%)      (12.30%)+++
Investment                                                                   =============   =============    =============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                 1.95%           1.01%           1.00%*
Average                                                                      =============   =============    =============
Net Assets:     Expenses++++++                                                       2.23%           2.05%           2.26%*
                                                                             =============   =============    =============
                Investment loss--net                                                (.73%)          (.84%)          (.44%)*
                                                                             =============   =============    =============

Supplemental    Net assets, end of period (in thousands)                     $      18,327   $      28,625    $      26,943
Data:                                                                        =============   =============    =============
                Portfolio turnover                                                 118.72%          49.26%           46.57%
                                                                             =============   =============    =============




                                                                                             All-Equity Fund
                                                                                                Class D***
The following per share data and ratios have been derived from                         For the               For the Period
information provided in the financial statements.                                    Year Ended              June 2, 2000++
                                                                                     December 31,             to Dec. 31,
Decrease in Net Asset Value:                                                      2002             2001           2000
Per Share       Net asset value, beginning of period                         $        7.68   $        8.81    $       10.00
Operating                                                                    -------------   -------------    -------------
Performance:    Investment income (loss)--net                                  --+++++++++     --+++++++++              .01
                Realized and unrealized loss on investments--net                    (1.71)          (1.13)           (1.20)
                                                                             -------------   -------------    -------------
                Total from investment operations                                    (1.71)          (1.13)           (1.19)
                                                                             -------------   -------------    -------------
                Net asset value, end of period                               $        5.97   $        7.68    $        8.81
                                                                             =============   =============    =============

Total           Based on net asset value per share                                (22.27%)        (12.83%)      (11.90%)+++
Investment                                                                   =============   =============    =============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                 1.11%            .23%            .24%*
Average                                                                      =============   =============    =============
Net Assets:     Expenses++++++                                                       1.42%           1.28%           1.50%*
                                                                             =============   =============    =============
                Investment income (loss)--net                                         .01%          (.05%)            .35%*
                                                                             =============   =============    =============

Supplemental    Net assets, end of period (in thousands)                     $         805   $       1,668    $       3,860
Data:                                                                        =============   =============    =============
                Portfolio turnover                                                 118.72%          49.26%           46.57%
                                                                             =============   =============    =============


*Annualized.
**Total investment returns exclude the effects of sales charges.
***Prior to March 28, 2002, Class D Shares were designated Class A
Shares.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2002, the expense ratios of the Underlying Funds ranged from .04% to .08% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was 1.21% to
1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying
Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.



Merrill Lynch Strategy Series, Inc., December 31, 2002


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Strategy Series, Inc. (the "Corporation") (formerly Mercury QA Strategy Series, Inc.) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company consisting of three separate funds: Merrill Lynch Strategy Growth and Income Fund ("Growth and Income Fund") (formerly Mercury QA Strategy Growth and Income Fund), Merrill Lynch Strategy Long-Term Growth Fund ("Long-Term Growth Fund") (formerly Mercury QA Strategy Long-Term Growth Fund) and Merrill Lynch Strategy All-Equity Fund ("All-Equity Fund") (formerly Mercury QA Strategy All-Equity Fund) (the "Fund" or "Funds"). Each Fund seeks to achieve its respective investment objective by investing in a mix of Underlying Funds (the "Underlying Funds"), managed or distributed by Fund Asset Management, L.P. ("FAM"), or one of its affiliates. The equity portion of each Fund is invested in the Master S&P 500 Index Series, Master Mid Cap Index Series, Master Small Cap Index Series and Master International Index Series. The fixed income portion of Growth and Income Fund and Long-Term Growth Fund is invested in the Master Aggregate Bond Index Series. The value of each Fund's investment in the Underlying Funds reflects the Fund's proportionate interest in the net assets of each Underlying Fund. The performance of the Fund is impacted by the performance of the Underlying Funds. In addition, each Fund may invest some of its assets directly in derivative instruments. Each Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Each Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--The Funds record their investment in the Underlying Funds at fair value. Portfolio securities of the Funds and the Underlying Funds that are traded on stock exchanges are valued at the last sale price, on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Corporation's Board of Directors.

(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--Each Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--Each Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--Each Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. Each Fund's income also includes each Fund's pro rata share of the realized and unrealized gains and losses, and net investment income of the Series, less all actual and accrued expenses of each Fund. The Funds record daily their proportionate share of the Underlying Funds' income, expenses and realized and unrealized gains and losses.

(e) Expenses--Most expenses of the Corporation can be directly attributed to a Fund. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Each Fund indirectly bears its proportional share of the fees and expenses of the Underlying Funds in which it invests. Accordingly, each Fund's investment return will be net of both the fees and expenses of the Underlying Funds and the expenses attributable to each Fund.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

(h) Custodian bank--The All-Equity Fund recorded an amount payable to the Custodian Bank that resulted from management estimates of available cash.

(i) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $19,783 has been reclassified between accumulated net realized capital losses and accumulated distributions in excess of net investment income, $14,643 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses and $6,794 has been reclassified between paid-in capital in excess of par and net unrealized depreciation in the Growth and Income Fund, $20,157 has been reclassified between accumulated net realized capital losses and accumulated distributions in excess of net investment income, $69,236 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses and $7,497 has been reclassified between net unrealized depreciation and paid-in capital in excess of par in the Long-Term Growth Fund and $14,430 has been reclassified between accumulated net realized capital losses and accumulated net investment loss, $239,538 has been reclassified between paid-in capital in excess of par and accumulated net investment loss and $66,958 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses in the All-Equity Fund. These reclassifications have no effect on net assets or net asset values per share.



Merrill Lynch Strategy Series, Inc., December 31, 2002


NOTES TO FINANCIAL STATEMENTS (continued)


2. Investment Advisory Agreement and Transactions with Affiliates:
The Corporation has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of .15% of that Fund's average daily net assets.

For the year ended December 31, 2002, FAM earned advisory fees of $116,115, $107,133 and $83,361 from Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively, of which $26,723, $29,197 and $23,865, respectively, were waived. FAM also reimbursed the Long-Term Growth Fund and All-Equity Fund $42,902 and $76,033, respectively, for other operating expenses.

The Corporation has also entered into an Administration Agreement with FAM. The Corporation pays a monthly fee at an annual rate of ..35% of each Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Funds. For the year ended December 31, 2002, FAM earned $270,936, $249,976 and $194,510 from the Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively, of which $81,006, $68,127 and $55,685, respectively, were waived.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                            Account
                          Maintenance     Distribution
                              Fee             Fee

Class B                       .25%           .75%
Class C                       .25%           .75%
Class D                       .25%             --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., provides account maintenance and distribution services to the Corporation. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended December 31, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of Class A and Class D Shares as follows:


                      Growth and     Long-Term
                        Income         Growth      All-Equity
                         Fund           Fund          Fund

Class A:
FAMD                        --             --         $ 20
MLPF&S                      --             --         $368

Class D:
FAMD                    $  109           $ 65         $ 35
MLPF&S                  $2,434           $842         $671


MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:


                                     Class B       Class C

Growth and Income Fund              $  83,425      $  6,892
Long-Term Growth Fund               $  54,500      $ 11,357
All-Equity Fund                     $ 105,009      $  6,748


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Corporation's transfer agent.

For the year ended December 31, 2002, the Funds reimbursed FAM an aggregate of $16,779 for certain accounting services.

Certain officers and/or directors of the Corporation are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2002 were as follows:


                                   Purchases          Sales

Growth and Income Fund             $478,243       $(58,889,487)
Long-Term Growth Fund              $203,781       $(65,352,650)
All-Equity Fund                    $653,991       $(69,215,524)


Contributions and withdrawals in the Funds' investments in the Underlying Funds for the year ended December 31, 2002 were as follows:

                               Contributions       Withdrawals

Growth and Income Fund          $64,775,139      $ (53,950,000)
Long-Term Growth Fund           $66,395,346      $  (9,784,000)
All-Equity Fund                 $62,800,328      $  (5,400,000)


Net realized losses for the year ended December 31, 2002 and net unrealized losses as of December 31, 2002 were as follows:


                                     Realized          Unrealized
Growth and Income Fund                Losses             Losses

Long-term investments            $   (5,830,177)    $   (8,854,729)
Financial futures contracts            (472,820)                 --
                                 ---------------    ---------------
Total                            $   (6,302,997)    $   (8,854,729)
                                 ===============    ===============



                                     Realized          Unrealized
Long-Term Growth Fund                 Losses             Losses

Long-term investments            $   (5,806,254)    $  (10,052,945)
Financial futures contracts            (716,186)                 --
                                 ---------------    ---------------
Total                            $   (6,522,440)    $  (10,052,945)
                                 ===============    ===============



                                     Realized          Unrealized
All-Equity Fund                       Losses             Losses

Long-term investments            $  (10,361,169)    $  (10,703,750)
Financial futures contracts          (1,184,719)                 --
                                 ---------------    ---------------
Total                            $  (11,545,888)    $  (10,703,750)
                                 ===============    ===============


As of December 31, 2002, net unrealized depreciation and the aggregate cost of investments for Federal income tax purposes were as follows:

                      Gross          Gross           Net         Aggregate
                    Unrealized     Unrealized     Unrealized      Cost of
                   Appreciation   Depreciation   Depreciation   Investments

Growth and
Income Fund         $1,599,115  $(10,881,108)  $  (9,281,993)   $48,221,262

Long-Term
Growth Fund         $  747,913  $(11,299,733)   $(10,551,820)   $71,022,777

All-Equity Fund             --  $(11,189,365)   $(11,189,365)   $55,420,591


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions for the years ended December 31, 2002 and December 31, 2001 were as follows:


                                      For the           For the
                                     Year Ended        Year Ended
                                    December 31,      December 31,
                                        2002              2001

Growth and Income Fund             $(48,420,629)       $ 79,147,174
Long-Term Growth Fund              $ (8,537,906)       $ 56,699,244
All-Equity Fund                    $(10,167,601)       $ 18,563,811


Transactions in capital shares for each class were as follows:


Growth and Income Fund
Class A Shares for the
Year Ended                                                Dollar
December 31, 2002++                      Shares           Amount

Shares sold                              286,811    $     2,379,189
Shares issued to shareholders in
reinvestment of dividends                 53,581            408,747
                                 ---------------    ---------------
Total issued                             340,392          2,787,936
Shares redeemed                      (6,093,550)       (47,191,496)
                                 ---------------    ---------------
Net decrease                         (5,753,158)    $  (44,403,560)
                                 ===============    ===============

++Prior to March 28, 2002, Class A Shares were designated Class I
Shares.



Growth and Income Fund
Class A Shares for the
Year Ended                                                Dollar
December 31, 2001++                      Shares           Amount

Shares sold                            7,324,243    $    68,797,672
Shares issued to shareholders in
reinvestment of dividends                137,041          1,181,290
                                 ---------------    ---------------
Total issued                           7,461,284         69,978,962
Shares redeemed                        (567,433)        (5,012,268)
                                 ---------------    ---------------
Net increase                           6,893,851    $    64,966,694
                                 ===============    ===============

++Prior to March 28, 2002, Class A Shares were designated Class I
Shares.



Growth and Income Fund
Class B Shares for the
Year Ended                                                Dollar
December 31, 2002                        Shares           Amount

Shares sold                              250,726    $     2,071,255
Shares issued to shareholders in
reinvestment of dividends                 33,752            257,222
                                 ---------------    ---------------
Total issued                             284,478          2,328,477
Shares redeemed                        (468,221)        (3,802,229)
                                 ---------------    ---------------
Net decrease                           (183,743)    $   (1,473,752)
                                 ===============    ===============




Merrill Lynch Strategy Series, Inc., December 31, 2002


NOTES TO FINANCIAL STATEMENTS (continued)


Growth and Income Fund
Class B Shares for the
Year Ended                                                Dollar
December 31, 2001                        Shares           Amount

Shares sold                              904,806    $     8,110,319
Shares issued to shareholders in
reinvestment of dividends                 13,508            116,037
                                 ---------------    ---------------
Total issued                             918,314          8,226,356
Shares redeemed                        (214,070)        (1,882,372)
                                 ---------------    ---------------
Net increase                             704,244    $     6,343,984
                                 ===============    ===============



Growth and Income Fund
Class C Shares for the
Year Ended                                                Dollar
December 31, 2002                        Shares           Amount

Shares sold                              487,031    $     4,029,072
Shares issued to shareholders in
reinvestment of dividends                 54,253            412,913
                                 ---------------    ---------------
Total issued                             541,284          4,441,985
Shares redeemed                        (800,850)        (6,672,049)
                                 ---------------    ---------------
Net decrease                           (259,566)    $   (2,230,064)
                                 ===============    ===============



Growth and Income Fund
Class C Shares for the
Year Ended                                                Dollar
December 31, 2001                        Shares           Amount

Shares sold                            1,196,296    $    10,692,144
Shares issued to shareholders in
reinvestment of dividends                 20,610            177,038
                                 ---------------    ---------------
Total issued                           1,216,906         10,869,182
Shares redeemed                        (365,653)        (3,183,942)
                                 ---------------    ---------------
Net increase                             851,253    $     7,685,240
                                 ===============    ===============



Growth and Income Fund
Class D Shares for the
Year Ended                                                Dollar
December 31, 2002++                      Shares           Amount

Shares sold                               24,720    $       197,935
Shares issued to shareholders in
reinvestment of dividends                  3,523             26,921
                                 ---------------    ---------------
Total issued                              28,243            224,856
Shares redeemed                         (65,542)          (538,109)
                                 ---------------    ---------------
Net decrease                            (37,299)    $     (313,253)
                                 ===============    ===============

++Prior to March 28, 2002, Class D Shares were designated Class A
Shares.



Growth and Income Fund
Class D Shares for the
Year Ended                                                Dollar
December 31, 2001++                      Shares           Amount

Shares sold                               49,404    $       446,005
Shares issued to shareholders in
reinvestment of dividends                  1,978             17,048
                                 ---------------    ---------------
Total issued                              51,382            463,053
Shares redeemed                         (35,292)          (311,797)
                                 ---------------    ---------------
Net increase                              16,090    $       151,256
                                 ===============    ===============

++Prior to March 28, 2002, Class D Shares were designated Class A
Shares.



Long-Term Growth Fund
Class A Shares for the
Year Ended                                                Dollar
December 31, 2002++                      Shares           Amount

Shares sold                              725,008    $     5,519,589
Shares issued to shareholders in
reinvestment of dividends                 69,682            478,762
                                 ---------------    ---------------
Total issued                             794,690          5,998,351
Shares redeemed                      (1,373,630)       (10,352,875)
                                 ---------------    ---------------
Net decrease                           (578,940)    $   (4,354,524)
                                 ===============    ===============

++Prior to March 28, 2002, Class A Shares were designated Class I
Shares.



Long-Term Growth Fund
Class A Shares for the
Year Ended                                                Dollar
December 31, 2001++                      Shares           Amount

Shares sold                            5,574,837    $    47,679,094
Shares issued to shareholders in
reinvestment of dividends                 47,864            386,263
                                 ---------------    ---------------
Total issued                           5,622,701         48,065,357
Shares redeemed                        (706,660)        (5,764,290)
                                 ---------------    ---------------
Net increase                           4,916,041    $    42,301,067
                                 ===============    ===============

++Prior to March 28, 2002, Class A Shares were designated Class I
Shares.



Long-Term Growth Fund
Class B Shares for the
Year Ended                                                Dollar
December 31, 2002                        Shares           Amount

Shares sold                              225,889    $     1,734,762
Shares issued to shareholders in
reinvestment of dividends                  2,753             18,941
                                 ---------------    ---------------
Total issued                             228,642          1,753,703
Automatic conversion of shares           (3,139)           (21,997)
Shares redeemed                        (571,095)        (4,186,175)
                                 ---------------    ---------------
Net decrease                           (345,592)    $   (2,454,469)
                                 ===============    ===============



Long-Term Growth Fund
Class B Shares for the
Year Ended                                                Dollar
December 31, 2001                        Shares           Amount

Shares sold                              845,269    $     7,203,283
Shares issued to shareholders in
reinvestment of dividends                    102                884
                                 ---------------    ---------------
Total issued                             845,371          7,204,167
Automatic conversion of shares             (236)            (1,978)
Shares redeemed                        (409,556)        (3,399,684)
                                 ---------------    ---------------
Net increase                             435,579    $     3,802,505
                                 ===============    ===============



Long-Term Growth Fund
Class C Shares for the
Year Ended                                                Dollar
December 31, 2002                        Shares           Amount

Shares sold                              619,997    $     4,813,748
Shares issued to shareholders in
reinvestment of dividends                  8,216             56,399
                                 ---------------    ---------------
Total issued                             628,213          4,870,147
Shares redeemed                        (849,812)        (6,310,393)
                                 ---------------    ---------------
Net decrease                           (221,599)    $   (1,440,246)
                                 ===============    ===============



Long-Term Growth Fund
Class C Shares for the
Year Ended                                                Dollar
December 31, 2001                        Shares           Amount

Shares sold                            1,714,694    $    14,582,645
Shares issued to shareholders in
reinvestment of dividends                    914              7,447
                                 ---------------    ---------------
Total issued                           1,715,608         14,590,092
Shares redeemed                        (471,898)        (3,877,378)
                                 ---------------    ---------------
Net increase                           1,243,710    $    10,712,714
                                 ===============    ===============



Long-Term Growth Fund
Class D Shares for the
Year Ended                                                Dollar
December 31, 2002++                      Shares           Amount

Shares sold                               10,164    $        75,115
Automatic conversion of shares             3,119             21,997
Shares issued to shareholders in
reinvestment of dividends                  1,288              8,852
                                 ---------------    ---------------
Total issued                              14,571            105,964
Shares redeemed                         (50,921)          (394,631)
                                 ---------------    ---------------
Net decrease                            (36,350)    $     (288,667)
                                 ===============    ===============

++Prior to March 28, 2002, Class D Shares were designated Class A
Shares.



Long-Term Growth Fund
Class D Shares for the
Year Ended                                                Dollar
December 31, 2001++                      Shares           Amount

Shares sold                               31,373    $       267,144
Automatic conversion of shares               235              1,978
Shares issued to shareholders in
reinvestment of dividends                    825              6,665
                                 ---------------    ---------------
Total issued                              32,433            275,787
Shares redeemed                         (47,843)          (392,829)
                                 ---------------    ---------------
Net decrease                            (15,410)    $     (117,042)
                                 ===============    ===============

++Prior to March 28, 2002, Class D Shares were designated Class A
Shares.



All-Equity Fund
Class A Shares for the
Year Ended                                                Dollar
December 31, 2002++                      Shares           Amount

Shares sold                              486,859    $     3,303,978
Shares redeemed                        (715,908)        (4,937,289)
                                 ---------------    ---------------
Net decrease                           (229,049)    $   (1,633,311)
                                 ===============    ===============

++Prior to March 28, 2002, Class A Shares were designated Class I
Shares.



Merrill Lynch Strategy Series, Inc., December 31, 2002


NOTES TO FINANCIAL STATEMENTS (concluded)


All-Equity Fund
Class A Shares for the
Year Ended                                                Dollar
December 31, 2001++                      Shares           Amount

Shares sold                            2,486,541    $    20,336,352
Shares redeemed                      (1,014,792)        (7,982,349)
                                 ---------------    ---------------
Net increase                           1,471,749    $    12,354,003
                                 ===============    ===============

++Prior to March 28, 2002, Class A Shares were designated Class I
Shares.



All-Equity Fund
Class B Shares for the
Year Ended                                                Dollar
December 31, 2002                        Shares           Amount

Shares sold                              218,774    $     1,549,189
Automatic conversion of shares              (15)              (114)
Shares redeemed                        (803,382)        (5,296,967)
                                 ---------------    ---------------
Net decrease                           (584,623)    $   (3,747,892)
                                 ===============    ===============



All-Equity Fund
Class B Shares for the
Year Ended                                                Dollar
December 31, 2001                        Shares           Amount

Shares sold                              831,197    $     6,686,095
Automatic conversion of shares              (99)              (725)
Shares redeemed                        (593,067)        (4,618,038)
                                 ---------------    ---------------
Net increase                             238,031    $     2,067,332
                                 ===============    ===============



All-Equity Fund
Class C Shares for the
Year Ended                                                Dollar
December 31, 2002                        Shares           Amount

Shares sold                              398,152    $     2,749,354
Shares redeemed                      (1,038,603)        (6,964,510)
                                 ---------------    ---------------
Net decrease                           (640,451)    $   (4,215,156)
                                 ===============    ===============



All-Equity Fund
Class C Shares for the
Year Ended                                                Dollar
December 31, 2001                        Shares           Amount

Shares sold                            1,495,572    $    12,056,484
Shares redeemed                        (791,263)        (6,174,505)
                                 ---------------    ---------------
Net increase                             704,309    $     5,881,979
                                 ===============    ===============



All-Equity Fund
Class D Shares for the
Year Ended                                                Dollar
December 31, 2002++                      Shares           Amount

Shares sold                                3,338    $        23,818
Automatic conversion of shares                15                114
                                 ---------------    ---------------
Total issued                               3,353             23,932
Shares redeemed                         (85,658)          (595,174)
                                 ---------------    ---------------
Net decrease                            (82,305)    $     (571,242)
                                 ===============    ===============

++Prior to March 28, 2002, Class D Shares were designated Class A
Shares.



All-Equity Fund
Class D Shares for the
Year Ended                                                Dollar
December 31, 2001++                      Shares           Amount

Shares sold                               87,025    $       708,859
Automatic conversion of shares                97                725
                                 ---------------    ---------------
Total issued                              87,122            709,584
Shares redeemed                        (307,830)        (2,449,087)
                                 ---------------    ---------------
Net decrease                           (220,708)    $   (1,739,503)
                                 ===============    ===============

++Prior to March 28, 2002, Class D Shares were designated Class A
Shares.


5. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 was as follows:


Growth and Income Fund              12/31/2002         12/31/2001

Distributions paid from:
   Ordinary income               $     1,337,426    $     1,588,483
                                 ---------------    ---------------
Total taxable distributions      $     1,337,426    $     1,588,483
                                 ===============    ===============



Long-Term Growth Fund               12/31/2002         12/31/2001

Distributions paid from:
   Ordinary income               $       581,576    $       404,293
                                 ---------------    ---------------
Total taxable distributions      $       581,576    $       404,293
                                 ===============    ===============



All-Equity Fund                     12/31/2002         12/31/2001

Distributions paid from:
   Ordinary income               $            --    $            --
                                 ---------------    ---------------
Total taxable distributions      $            --    $            --
                                 ===============    ===============


As of December 31, 2002, the components of accumulated losses on a tax basis were as follows:


Growth and Income Fund

Undistributed ordinary income--net                  $         3,187
Undistributed long-term capital  gains--net                      --
                                                    ---------------
Total undistributed earnings--net                             3,187
Capital loss carryforward                             (11,061,223)*
Unrealized losses--net                                (9,332,421)**
                                                    ---------------
Total accumulated losses--net                       $  (20,390,457)
                                                    ===============


Long-Term Growth Fund

Undistributed ordinary income--net                  $        13,568
Undistributed long-term capital  gains--net                      --
                                                    ---------------
Total undistributed earnings--net                            13,568
Capital loss carryforward                             (11,455,387)*
Unrealized losses--net                               (10,557,371)**
                                                    ---------------
Total accumulated losses--net                       $  (21,999,190)
                                                    ===============


All-Equity Fund

Undistributed ordinary income--net                  $            --
Undistributed long-term capital  gains--net                      --
                                                    ---------------
Total undistributed earnings--net                                --
Capital loss carryforward                             (20,294,673)*
Unrealized losses--net                               (11,218,805)**
                                                    ---------------
Total accumulated losses--net                       $  (31,513,478)
                                                    ===============


*On December 31, 2002, each Fund in the Corporation had a net capital loss carryforward as follows: $11,061,223 in the Growth and Income Fund, of which $96,058 expires in 2008, $972,563 expires in 2009 and $9,992,602 expires in 2010; $11,455,387 in the Long-Term
Growth Fund, of which $100,450 expires in 2008, $1,183,440 expires in 2009 and $10,171,497 expires in 2010; and $20,294,673 in the All-
Equity Fund, of which $159,457 expires in 2008, $3,315,433 expires in 2009 and $16,819,783 expires in 2010. These amounts will be available to offset like amounts of any future taxable gains.

**The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the deferral of post-October capital losses for tax purposes.



Merrill Lynch Strategy Series, Inc., December 31, 2002


INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
Merrill Lynch Strategy Growth and Income Fund,
Merrill Lynch Strategy Long-Term Growth Fund, and
Merrill Lynch Strategy All-Equity Fund (The Funds constituting Merrill Lynch Strategy Series, Inc.):

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Strategy Growth and Income Fund, Merrill Lynch Strategy Long-Term Growth Fund, and Merrill Lynch Strategy All-Equity Fund (formerly Mercury QA Strategy Growth and Income Fund, Mercury QA Strategy Long-Term Growth Fund, and Mercury QA All Equity Fund) as of December 31, 2002, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the custodian, brokers and the transfer agent of the underlying funds; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Strategy Growth and Income Fund, Merrill Lynch Strategy Long-Term Growth Fund, and Merrill Lynch Strategy All-Equity Fund as of December 31, 2002, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 21, 2003



OFFICERS AND DIRECTORS

                                                                                             Number of       Other
                                                                                           Portfolios in   Director-
                        Position(s)   Length                                                Fund Complex     ships
                            Held     of Time                                                Overseen by     Held by
Name, Address & Age      with Fund    Served  Principal Occupation(s) During Past 5 Years     Director      Director
Interested Director

Terry K. Glenn*          President   2000 to  Chairman, Americas Region since 2001 and       118 Funds     None
P.O. Box 9011            and         present  Executive Vice President since 1983 of            163
Princeton,               Director             Fund Asset Management ("FAM") and              Portfolios
NJ 08543-9011                                 Merrill Lynch Investment Managers, L.P.
Age: 62                                       ("MLIM"); President of Merrill Lynch
                                              Mutual Funds since 1999; President of
                                              FAM Distributors, Inc. ("FAMD") since
                                              1986 and Director thereof since 1991;
                                              Executive Vice President and Director of
                                              Princeton Services, Inc. ("Princeton
                                              Services") since 1993; President of
                                              Princeton Administrators, L.P. since 1988;
                                              Director of Financial Data Services, Inc.
                                              since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P.
The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors.



                                                                                             Number of       Other
                                                                                           Portfolios in   Director-
                        Position(s)   Length                                                Fund Complex     ships
                            Held     of Time                                                Overseen by     Held by
Name, Address & Age      with Fund   Served*  Principal Occupation(s) During Past 5 Years     Director      Director
Independent Directors

Donald W. Burton         Director    2002 to  General Partner of The Burton Partnership,      23 Funds     ITC Delta-
P.O. Box 9095                        present  Limited Partnership since 1979; Managing     34 Portfolios   Com, Inc.;
Princeton,                                    General Partner of the South Atlantic                        ITC Holding
NJ 08543-9095                                 Venture Funds, Limited Partnership since                     Company,
Age: 58                                       1983 and Chairman of South Atlantic Private                  Inc.;
                                              Equity Fund IV, Limited Partnership since                    Knology,
                                              1983.                                                        Inc.; Main-
                                                                                                           Bancorp,
                                                                                                           N.A.; Pri-
                                                                                                           Care, Inc.;
                                                                                                           Symbion,
                                                                                                           Inc.


M. Colyer Crum           Director    2000 to  James R. Williston Professor of Investment      24 Funds     Cambridge
P.O. Box 9095                        present  Management Emeritus, Harvard Business        35 Portfolios   Bancorp
Princeton,                                    School since 1996; Chairman and Director
NJ 08543-9095                                 of Phaeton International Ltd. since 1985.
Age: 70




Merrill Lynch Strategy Series, Inc., December 31, 2002


OFFICERS AND DIRECTORS (concluded)

                                                                                             Number of       Other
                                                                                           Portfolios in   Director-
                        Position(s)   Length                                                Fund Complex     ships
                            Held     of Time                                                Overseen by     Held by
Name, Address & Age      with Fund   Served*  Principal Occupation(s) During Past 5 Years     Director      Director
Independent Directors (concluded)

Laurie Simon Hodrick     Director    2000 to  Professor of Finance and Economics,             23 Funds     None
P.O. Box 9095                        present  Graduate School of Business, Columbia        34 Portfolios
Princeton,                                    University since 1998.
NJ 08543-9095
Age: 40


J. Thomas Touchton       Director    2000 to  Managing Partner of The Witt Touchton           23 Funds     TECO
P.O. Box 9095                        present  Company and its predecessor, The Witt        34 Portfolios   Energy, Inc.
Princeton,                                    Co., since 1972; Trustee Emeritus of
NJ 08543-9095                                 Washington and Lee University.
Age: 64


Fred G. Weiss            Director    2000 to  Managing Director of FGW Associates since       23 Funds     Watson
P.O. Box 9095                        present  1997; Vice President of Warner Lambert Co.   34 Portfolios   Pharma-
Princeton,                                    from 1979 to 1997; Director of BTG                           ceuticals,
NJ 08543-9095                                 International, PLC since 2001.                               Inc.
Age: 61


*The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



                        Position(s)   Length
                            Held     of Time
Name, Address & Age      with Fund   Served*  Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke          Vice        2000 to  First Vice President of FAM and MLIM since 1997 and Treasurer thereof
P.O. Box 9011            President   present  since 1999; Senior Vice President and Treasurer of Princeton Services since
Princeton,               and                  1999; Vice President of FAMD since 1999; Director of MLIM Taxation
NJ 08543-9011            Treasurer            since 1990.
Age: 42


Robert C. Doll, Jr.      Senior      2000 to  President and Global Chief Investment Officer of MLIM and member of the
P.O. Box 9011            Vice        present  Executive Management Committee of ML & Co., Inc. since 2001; Chief
Princeton,               President            Investment Officer, Senior Vice President and Co-Head of MLIM Americas
NJ 08543-9011                                 from 1999 to 2001; Chief Investment Officer of Oppenheimer Funds, Inc.
Age: 48                                       from 1987 to 1999 and Executive Vice President from 1991 to 1999.


Philip Green             Senior      2000 to  Managing Director of MLIM since 2000; Senior Vice President of MLIM
P.O. Box 9011            Vice        present  from 1999 to 2000; Managing Director and Portfolio Manager of Global
Princeton,               President            Institutional Services at Bankers Trust from 1997 to 1999.
NJ 08543-9011
Age: 39


Stephen M. Benham        Secretary   2002 to  Vice President (Legal Advisory) of MLIM since 2000; Associate with
P.O. Box 9011                        present  Kirkpatrick & Lockhart LLP from 1997 to 2000.
Princeton,
NJ 08543-9011
Age: 43


*Officers of the Fund serve at the pleasure of the Board of Directors.


Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Custodian
J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


Effective January 1, 2003, J. Thomas Touchton, Director of Merrill Lynch Strategy Series, Inc., retired. The Fund's Board of Directors wishes Mr. Touchton well in his retirement.




Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 -  Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8--Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Strategy Series, Inc.

By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Merrill Lynch Strategy Series, Inc.

Date: February 24, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Strategy Series, Inc.

Date: February 24, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer of
       Merrill Lynch Strategy Series, Inc.

Date: February 24, 2003